CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (11,629,440)	$ (4,499,012)	$ (13,139,788)
Items not affecting cash:
Amortization	34,488	46,145	66,181
Gain on derivative liability	(151,095)	(7,305,746)	(6,574,105)
Finance expense	911,959	784,583	910,101
Product development and relocation grant	(229,201)	(5,192,799)
Unrealized foreign exchange	19,694	(28,866)	(140,139)
Share-based payments (Note 10)	1,401,414	758,927	1,246,946
Loss on disposal of equipment (Note 5)	83,692
Changes in non-cash working capital items:
Receivables	(35,874)	(14,649)	48,978
Prepaid expenses	601,949	(53,871)	644,089
Accounts payable and accrued liabilities	(1,120,833)	(1,867,853)	1,545,577
Income tax payable	(104,799)	18,330	91,191
Net cash used in operating activities	(10,218,046)	(17,354,811)	(15,300,969)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment			(9,983)
Deposits	(201,399)
Net cash used in investing activities	(201,399)		(9,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance on product development and relocation grant		5,192,799	3,786,667
Proceeds on financing	26,040,000		19,999,992
Share issuance costs	(2,174,826)	(211,073)	(1,080,189)
Proceeds on loan advance		8,000,000
Financing costs		(220,937)
Loan principal repaid	(1,991,378)
Interest paid	(563,298)	(436,944)
Options exercised		2,939	36,465
Warrants exercised			1,194
Net cash provided by financing activities	21,310,498	12,326,784	22,744,129
Effect of foreign exchange on cash	(19,094)	117	(27,370)
Change in cash for the year	10,871,959	(5,027,910)	7,405,807
Cash, beginning of year	3,957,185	8,985,095	1,579,288
Cash, end of year	$ 14,829,144	$ 3,957,185	$ 8,985,095